FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                    April 29, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED TOTAL RETURN GOVERNMENT BOND FUND (the "Trust")
           1933 Act File No. 33-60411
           1940 Act File No. 811-07309

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated April 30, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 10 on April 24, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Assistant Secretary